EQUITY INFORMATION (Details)	3 Months Ended
Sep. 30, 2023 shares Vote USD ($) $ / shares
Disclosure of classes of share capital [line items]
Number of own shares repurchased | $	2,231,761
Number of votes for each ordinary share | Vote	1
Equity compensation plan
Disclosure of classes of share capital [line items]
Number of total converted options outstanding	3,951,917
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised	100,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	62,849,997
Number of shares outstanding	62,849,997
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised	1,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	0
Number of shares outstanding	0